Notes to the consolidated statements of income (Tables)	6 Months Ended
Jun. 30, 2022
Notes to the consolidated statements of income
Schedule of revenue

Revenue

in € THOUS

	For the three months ended
	June 30,
	2022			2021
	Revenue from			Revenue from
	contracts with	Other		contracts with	Other
	customers	revenue	Total	customers	revenue	Total

Health care services	3,640,283	141,637	3,781,920	3,305,679	94,542	3,400,221
Health care products	949,726	25,034	974,760	890,792	29,157	919,949
Total	4,590,009	166,671	4,756,680	4,196,471	123,699	4,320,170

	For the six months ended
	June 30,
	2022			2021
	Revenue from			Revenue from
	contracts with	Other		contracts with	Other
	customers	revenue	Total	customers	revenue	Total

Health care services	7,132,798	255,929	7,388,727	6,538,815	186,865	6,725,680
Health care products	1,861,708	54,614	1,916,322	1,740,412	64,203	1,804,615
Total	8,994,506	310,543	9,305,049	8,279,227	251,068	8,530,295

Schedule of reconciliation of basic and diluted earnings per share

Reconciliation of basic and diluted earnings per share

in € THOUS, except share and per share data

	For the three months ended		For the six months ended
	June 30,		June 30,
	2022	2021	2022	2021
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	147,140	218,577	304,501	467,523

Denominators:
Weighted average number of shares outstanding	293,145,413	292,913,910	293,076,643	292,896,096
Potentially dilutive shares	—	148,888	—	135,666

Basic earnings per share	0.50	0.75	1.04	1.60
Diluted earnings per share	0.50	0.75	1.04	1.60